Jordan K. Thomsen Vice President, Corporate Counsel Law Department The Prudential Insurance Company of America Three Gateway Center, Newark, NJ 07102 Tel: 973-802-4193 jordan.thomsen@prudential.com

October 9, 2020

Alberto H. Zapata, Esq.
Senior Counsel
Disclosure Review and Accounting Office
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:
Pruco Life Insurance Company (“Pruco Life”)
Pruco Life Variable Universal Account
Form N-6 Post-Effective Amendment No. 26 to Registration No. 333-158634 and Amendment No. 194 to Registration No. 811-05826

Mr. Zapata:

This registration statement, filed via Rule 485(a), is being submitted to comply with the recent adoption of Rule 498A. Prior to July 1, 2020, Pruco Life relied on the Great West line of no-action relief (“Great West”) and, consequently, was no longer filing annual updates for this registration statement. This registration relates to Pruco Life’s VUL Protector®, an individual, flexible premium, variable universal life insurance contract. Filed herewith is the 2015 version of VUL Protector®, updated to comply with the disclosure requirements of new Form N-6. Prior to our reliance on Great West, this registration also included the 2014 and 2008 versions of VUL Protector®. We have not included revised prospectuses for those two earlier versions of the contract with this filing. It is our opinion the revisions that will be required to conform the prior two generations of VUL Protector® to the 2015 version will not be materially different. Therefore, we intend to file the prior generations within this registration on a subsequent 485(b) filing once we’ve resolved any Staff comments received in connection with this submission.

Pruco Life has several additional registration statements that require updating by May 1, 2021 due to the Commission’s new position on discontinued contracts. We request Staff comments as soon as practicable, preferably prior to November 30, 2020, so we can prepare our other registrations in a manner consistent with any feedback received. We do not intend to go effective off this registration and will seek to delay effectiveness until May 1, 2021.

This amendment does not include financial statements for the depositor or the registrant. We will provide current financial statements via subsequent amendment.

Please feel free to contact me if you have any questions regarding this filing. I can be reached at (973) 802-4193 (office) or (973) 204-3146 (cell).

Respectfully yours,

/s/ Jordan K. Thomsen	October 9, 2020

Jordan K. Thomsen Vice President and Corporate Counsel Pruco Life Insurance Company	Date

Via EDGAR